Note 12 - Income Taxes (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Details
INCOME TAX PROVISION (BENEFIT)	$ (11,632)	$ (32,632)	$ 68,985
Deferred Tax Assets, Gross			20,161,000	$ 19,390,000
Deferred Tax Assets, Operating Loss Carryforwards			29,600,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local			13,900,000
Deferred Tax Assets, Other Tax Carryforwards			6,700,000
Deferred Tax Assets, Tax Credit Carryforwards, Foreign			697,000	$ 697,000
Deferred tax assets operating loss carryforward, restriction due to ownership change			240,000
Deferred tax assets operating loss carryforward, increase due to business combination			3,308,000
Deferred tax assets operating loss carryforward, limited by Section 382			$ 9,500,000